Note 7 - Accounts Payable and Accrued Liabilities - Accounts Payable and Accrued Liabilities (Details) - CAD ($)	Mar. 31, 2025	Mar. 31, 2024
Statement Line Items [Line Items]
Trade payables	$ 93,707	$ 1,101,757
Advance royalty payable (Note 6)	0	301,967
Accrued liabilities	56,167	91,484
Due to related parties (Note 10)	156,244	86,980
Trade payables	306,118	1,582,188
Rounding [member]
Statement Line Items [Line Items]
Trade payables	$ 306,118	$ 1,582,188